UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Gold and Precious Metals Limited

(Exact name of registrant as specified in charter)

400 S. El Camino Real, Suite 710, San Mateo, CA	94402-1708

(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N A
3 MetroTech Center, 6th Floor
Brooklyn, NY 11245

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(650) 376-3135

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

ASA Gold and Precious Metals Limited

Schedules of Investments (Unaudited)

August 31, 2017 and August 31, 2016

	2017			2016
Name of Company	Shares / Warrants	Value	Percent of Net Assets	Shares / Warrants	Value	Percent of Net Assets

Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies
Australia
Newcrest Mining Limited, (1)	1,015,000	$18,879,000	6.9%	1,215,000	$19,938,150	6.7%
Perseus Mining Limited, (2)	7,067,700	1,755,247	0.6	6,211,800	2,180,411	0.7
		20,634,247	7.5		22,118,561	7.5

Canada
Agnico Eagle Mines Limited	450,000	23,067,000	8.4	475,000	24,058,750	8.1
Alacer Gold Corp., (2)	2,500,000	4,386,141	1.6	-	-	-
Alamos Gold Inc.	875,000	7,290,206	2.7	600,000	4,225,868	1.4
Asanko Gold Inc., (2)	665,000	820,429	0.3	1,425,000	5,371,614	1.8
Atlantic Gold Corporation – 144A, (2)(3)	2,750,000	3,458,842	1.3	3,000,000	2,014,498	0.7
B2Gold Corp., (2)	1,594,338	4,380,997	1.6	1,594,338	4,014,739	1.4
Barrick Gold Corporation	1,125,000	20,238,750	7.4	1,275,000	21,687,750	7.3
Belo Sun Mining Corp., (2)	2,600,000	1,374,725	0.5	2,600,000	1,765,738	0.6
Detour Gold Corporation, (2)	450,000	6,301,622	2.3	450,000	10,164,060	3.4
Eldorado Gold Corporation, (1)	1,546,570	3,185,934	1.2	650,000	2,093,000	0.7
Franco-Nevada Corporation	160,000	13,094,813	4.8	160,000	11,187,180	3.8
Goldcorp Inc.	932,400	12,820,500	4.7	932,400	14,209,776	4.8
Guyana Goldfields Inc., (2)	807,300	3,233,727	1.2	857,300	5,390,425	1.8
Integra Gold Corp., (2)	-	-	-	3,000,000	1,648,226	0.6
Kinross Gold Corporation, (2)	800,000	3,648,000	1.3	800,000	3,192,000	1.1
New Gold Inc., (2)	500,000	1,880,000	0.7	500,000	2,395,000	0.8
OceanaGold Corporation	2,654,013	8,249,606	3.0	1,054,013	3,321,689	1.1
Pretium Resources Inc., (2)	725,000	6,017,500	2.2	-	-	-
Roxgold Inc., (2)	2,827,200	2,921,761	1.1	2,059,500	2,137,291	0.7
Semafo Inc., (2)	900,000	2,537,953	0.9	900,000	3,825,258	1.3
Tahoe Resources Inc.	708,200	3,381,432	1.2	708,200	9,246,320	3.1
TMAC Resources Inc., (2)	26,500	187,883	0.1	26,500	331,023	0.1
TMAC Resources Inc. – 144A, (2)(3)	185,000	1,311,636	0.5	185,000	2,310,912	0.8
Torex Gold Resources Inc., (2)	330,000	5,572,922	2.0	280,000	6,418,314	2.2
Torex Gold Resources Inc. - 144A, (2)(3)	125,000	2,110,955	0.8	125,000	2,865,319	1.0
		141,473,334	51.6		143,874,748	48.5

Cayman Islands
Endeavour Mining Corporation, (2)	250,000	4,966,954	1.8	-	-	-

Channel Islands
Lydian International Limited, (2)	1,780,000	520,489	0.2	780,000	267,837	0.1
Lydian International Limited – 144A, (2)(3)	6,879,300	2,011,572	0.7	6,879,300	2,362,217	0.8
Randgold Resources Limited - ADRs	254,100	26,042,709	9.5	282,100	26,418,665	8.9
		28,574,769	10.4		29,048,718	9.8

Peru
Compañia de Minas Buenaventura S.A.A. - ADRs, (1)	699,000	9,387,570	3.4	699,000	8,639,640	2.9

South Africa
AngloGold Ashanti Limited, (1)	898,420	9,109,979	3.3	898,420	14,455,578	4.9
Gold Fields Limited	1,029,577	4,591,913	1.7	1,029,577	5,178,772	1.7
Sibanye-Stillwater	1,029,577	1,647,323	0.6	1,029,577	3,971,593	1.3
		15,349,215	5.6		23,605,943	8.0

United States
Newmont Mining Corporation	570,368	21,867,909	8.0	695,368	26,590,872	9.0
Royal Gold, Inc.	190,000	17,723,200	6.5	190,000	13,930,800	4.7
		39,591,109	14.4		40,521,672	13.7
Total gold mining, exploration, development and royalty companies (Cost $206,191,394 - 2017, $200,471,199 - 2016)		259,977,199	94.7		267,809,283	90.4

Silver mining, exploration and development companies
Canada
MAG Silver Corp., (2)	275,000	3,454,436	1.3	275,000	4,081,457	1.4
Total silver mining, exploration and development companies (Cost $2,007,500 - 2017, $2,007,500 - 2016)		3,454,436	1.3		4,081,457	1.4
Total gold and silver investments (Cost $208,198,894 - 2017, $202,478,699 - 2016)		$263,431,635	96.0%		$271,890,740	91.7%

The notes to financial statements form an integral part of these statements.

1

ASA Gold and Precious Metals Limited

Schedules of Investments (Unaudited) (Continued)

August 31, 2017 and August 31, 2016

	2017			2016
Name of Company	Shares / Warrants	Value	Percent of Net Assets	Shares / Warrants	Value	Percent of Net Assets

Platinum and Palladium Investments
Platinum and palladium mining companies
United States
Stillwater Mining Company, (2)	-	$-	-%	225,000	$2,846,250	1.0%

Exchange traded funds
ETFS Palladium Trust, (2)	-	-	-	45,000	2,912,400	1.0
ETFS Platinum Trust, (2)	-	-	-	12,500	1,258,875	0.4
		-	-		4,171,275	1.4
Total platinum and palladium investments (Cost $0 - 2017, $6,911,031 - 2016)		-	-		7,017,525	2.4

Diamond Mining, Exploration and Development Companies
Bermuda
Petra Diamonds Limited, (4)	1,000,000	1,217,454	0.4	1,000,000	1,491,050	0.5

Canada
Stornoway Diamond Corporation, (2)	1,389,500	846,000	0.3	1,639,500	1,401,175	0.5
Stornoway Diamond Corporation – 144A, (2)(3)	9,698,550	5,904,985	2.2	12,448,550	10,638,974	3.6
		6,750,986	2.5		12,040,150	4.1
Total diamond mining, exploration and development companies (Cost $10,222,660 - 2017, $12,624,701 - 2016)		7,968,439	2.9		13,531,199	4.6

Total common shares (Cost $218,421,554 - 2017, $222,014,430 - 2016)		271,400,074	98.9		292,439,464	98.7

Warrants
Gold and Silver Investments
Gold mining, exploration, development and royalty companies
Australia
Perseus Mining Limited
A$0.44 Warrants, 04/18/2019, (2)(5)	-	-	-	3,105,900	271,516	0.1

Channel Islands
Lydian International Limited, C$0.36 Warrants, 11/27/2017, (2)	555,000	8,892	0.0	585,000	66,959	0.0
Lydian International Limited, C$0.36 Warrants, 11/27/2017 – 144A, (2)(3)	5,159,475	82,667	0.0	5,159,475	590,554	0.2
		91,560	0.0		657,513	0.2
Total gold mining, exploration, development and royalty companies (Cost $259,282 - 2017, $603,119 - 2016)		91,560	0.0		929,029	0.3

Total warrants (Cost $259,282 - 2017, $603,119 - 2016)		91,560	0.0		929,029	0.3

Total investments (Cost $218,680,836 - 2017, $222,617,549 - 2016), (6)		271,491,634	98.9		293,368,493	99.0
Cash, receivables, and other assets less liabilities		2,933,797	1.1		3,017,653	1.0
Net assets		$274,425,431	100.0%		$296,386,147	100.0%

(1)	Non-income producing security in 2016 only.
(2)	Non-income producing security.
(3)	Restricted security.
(4)	Non-income producing security in 2017 only.
(5)	Level 3 security. See note 3C in the notes to the financial statements.
(6)	Cost of investments shown approximates adjusted basis for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2017 were $96,332,571 and $43,521,772, respectively, resulting in net unrealized appreciation on investments of $52,810,798. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2016 were $111,288,696 and $40,537,752, respectively, resulting in net unrealized appreciation on investments of $70,750,944.

ADR - American Depository Receipt.

May not total due to independent rounding.

The notes to financial statements form an integral part of these statements.

2

Notes to Financial Statements (Unaudited)

Nine months ended August 31, 2017 and August 31, 2016

1. Organization

ASA Gold and Precious Metals Limited (the “Company”) is a closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as an exempted limited liability company under the laws of Bermuda.

2. Investment objective and strategy

The Company is a non-diversified, closed-end, internally managed fund that seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals.

It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.

The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.

3. Summary of significant accounting policies

The following is a summary of the significant accounting policies:

A. Security valuation

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) or the Toronto Stock Exchange (the “TSX”), whichever is later, on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded in U.S. markets, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

B. Restricted securities

At August 31, 2017 and August 31, 2016, the Company held investments in restricted securities of 5.42% and 7.01% of net assets, respectively, valued in accordance with procedures approved by the Company’s Board of Directors as follows:

3

Notes to Financial Statements (Unaudited) (Continued)

Nine months ended August 31, 2017 and August 31, 2016

Restricted Securities
August 31, 2017
Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date
1,841,350	$1,490,038	Stornoway Diamond Corporation – 144A	$0.61	$1,121,110	06/21/2016
6,879,300	1,269,275	Lydian International Limited. – 144A	0.29	2,011,572	05/26/2016
5,159,475	234,540	Lydian International Limited, C$0.36 Warrants, 11/27/2017 – 144A	0.02	82,667	05/26/2016
2,750,000	1,285,447	Atlantic Gold Corporation – 144A	1.26	3,458,842	05/09/2016
185,000	898,101	TMAC Resources, Inc. – 144A	7.09	1,311,636	06/26/2015
7,857,200	4,641,822	Stornoway Diamond Corporation – 144A	0.61	4,783,875	07/08/2014
125,000	1,351,000	Torex Gold Resources, Inc. – 144A	16.89	2,110,955	01/22/2014

Restricted Securities
August 31, 2016
Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date
4,591,350	$3,715,365	Stornoway Diamond Corporation – 144A	$0.85	$3,923,931	06/21/2016
6,879,300	1,269,275	Lydian International Limited. – 144A	0.34	2,362,217	05/26/2016
5,159,475	234,540	Lydian International Limited, C$0.36 Warrants, 11/27/2017 – 144A	0.11	590,554	05/26/2016
3,000,000	1,402,306	Atlantic Gold Corporation – 144A	0.67	2,014,498	05/09/2016
185,000	898,101	TMAC Resources, Inc. – 144A	12.49	2,310,912	06/26/2015
7,857,200	4,641,822	Stornoway Diamond Corporation – 144A	0.85	6,715,043	07/08/2014
125,000	1,351,000	Torex Gold Resources, Inc. – 144A	22.92	2,865,319	01/22/2014

C. Fair value measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Notes to Financial Statements (Unaudited) (Continued)

Nine months ended August 31, 2017 and August 31, 2016

The following is a summary of the inputs used as of August 31, 2017 and August 31, 2016 in valuing the Company’s investments at fair value:

Investment in Securities
Measurements at August 31, 2017
Description (1)	Level 1	Level 2	Level 3	Total
Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies	$216,855,977	$43,121,221	$-	$259,977,199
Silver mining, exploration and development companies	3,454,436	-	-	3,454,436
Diamond Mining, Exploration and Development Companies	2,063,454	5,904,985	-	7,968,439
Total Common Shares	222,373,867	49,026,206	-	271,400,074

Warrants
Gold mining, exploration, development and royalty companies	8,892	82,667	-	91,560
Total Investments	$222,382,759	$49,108,873	$-	$271,491,634

Transfers into and out of levels are recognized at the end of the period. During the nine months ended August 31, 2017, there were no transfers into and out of Levels 1, 2, and 3.

(1)	See schedules of investments for country classifications.
May not total due to independent rounding.

Investment in Securities
Measurements at August 31, 2016
Description (1)	Level 1	Level 2	Level 3	Total
Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies	$214,712,244	$53,097,039	$-	$267,809,283
Silver mining, exploration and development companies	4,081,457	-	-	4,081,457
Platinum and Palladium Investments
Platinum and palladium mining companies	2,846,250	-	-	2,846,250
Exchange traded funds	4,171,275	-	-	4,171,275
Diamond Mining, Exploration and Development Companies	2,892,225	10,638,974	-	13,531,199
Total Common Shares	228,703,451	63,736,013	-	292,439,464

Warrants
Gold mining, exploration, development and royalty companies	66,959	590,554	271,516	929,029
Total Investments	$228,770,410	$64,326,567	$271,516	$293,368,493

Transfers into and out of levels are recognized at the end of the period. During the nine months ended August 31, 2016, there were no transfers into and out of Levels 1, 2, and 3.

(1)	See schedules of investments for country classifications.
May not total due to independent rounding.
5

Notes to Financial Statements (Unaudited) (Continued)

Nine months ended August 31, 2017 and August 31, 2016

The table below presents a reconciliation for all financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components, using significant unobservable inputs (Level 3) for the nine months ended August 31, 2016.

Net Change
	Balance	In Unrealized		Balance
	December 1, 2015	Depreciation (1)	Purchases	August 31, 2016
Warrants	$ -	$ (70,824)	$ 342,340	$ 271,516

(1)	Included in net increase (decrease) in net unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations. The net change in unrealized depreciation for investments still held as of August 31, 2016 was $(70,824).

The following table provides quantitative information about the Company’s Level 3 fair value measurements of its investments as of August 31, 2016. In addition to the techniques and inputs noted in the table below, the Company may also use other valuation techniques and methodologies when determining the fair value measurements. The table below is not intended to be all-inclusive, but rather provide information on the significant Level 3 inputs as they relate to the Company’s fair value measurements.

	Fair Value as of		Unobservable
Investment Type	August 31, 2016	Valuation Techniques	Inputs (a)	Range
Warrants	$ 271,516	Market Adjusted Black Scholes	Liquidity Discount	15%
		Options Pricing Model	Volatility	40%

(a) Represents amounts used when the Company has determined that market participants would use such multiples when pricing the investments.

6

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and its Principal Financial Officer, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Gold and Precious Metals Limited

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 29, 2017

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 29, 2017

By	/s/ David S. Lin

David S. Lin
Chief Financial Officer
(Principal Financial Officer)

Date: September 29, 2017